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                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT A

                       ONCORE SERIES OF VARIABLE ANNUITIES

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006


Regarding the number of Funds to which a contract holder may allocate his or her purchase payments, the current prospectus states that the maximum number of Funds is 18. However, an initial allocation can be to no more than 10 of the available Funds. Following application of the initial purchase payment, subsequent allocation of contract values may be to no more than 18 of the available Funds.